Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 24	$ 18
Deferred revenue, noncurrent	$ 7	$ 13